CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Ordinary shares	Additional paid-in capital	Accumulated other comprehensive income	Retained earnings/ (Cumulative deficits)
Beginning Balance (in shares) at Sep. 30, 2012		134,386,849
Beginning Balance at Sep. 30, 2012	$ 64,617	$ 13	$ 61,777	$ 4,922	$ (2,095)
Net income for the year	13,564				13,564
Foreign currency translation adjustments	1,373			1,373
Repurchase of ordinary shares (in shares)		(67,100)
Repurchase of ordinary shares	(93)		(93)
Options exercised (in shares)		987,392
Options exercised	603	$ 1	602
Stock-based compensation expense (in shares)(Note 20)		225,000
Stock-based compensation expense (Note 19)	625		625
Dividends (Note 20)	(16,056)		(16,056)
Repayment of loan to optionees in connection with exercise of options	(113)		(113)
Ending Balance (in shares) at Sep. 30, 2013		135,532,141
Ending Balance at Sep. 30, 2013	64,520	$ 14	46,742	6,295	11,469
Net income for the year	23,409				23,409
Foreign currency translation adjustments	(75)			(75)
Issuance of new ordinary shares (Note 12) (in shares)		6,000,000
Issuance of new ordinary shares (Note 12)	29,088		29,088
Options exercised (in shares)		1,095,732
Options exercised	491		491
Stock-based compensation expense (in shares)(Note 20)		125,000
Stock-based compensation expense (Note 19)	503		503
Dividends (Note 20)	(20,258)		(286)		(19,972)
Repayment of loan to optionees in connection with exercise of options	732		732
Ending Balance (in shares) at Sep. 30, 2014		142,752,873
Ending Balance at Sep. 30, 2014	98,410	$ 14	77,270	6,220	14,906
Net income for the year	24,573				24,573
Foreign currency translation adjustments	(3,485)			(3,485)
Repurchase of ordinary shares (in shares)		(1,137,236)
Repurchase of ordinary shares	(3,333)		(3,333)
Options exercised (in shares)		123,924
Options exercised	18		18
Stock-based compensation expense (in shares)(Note 20)		667,372
Stock-based compensation expense (Note 19)	1,783		1,783
Dividends (Note 20)	(28,199)		(21,182)		(7,017)
Repayment of loan to optionees in connection with exercise of options	1,042		1,042
Ending Balance (in shares) at Sep. 30, 2015		142,406,933
Ending Balance at Sep. 30, 2015	$ 90,809	$ 14	$ 55,598	$ 2,735	$ 32,462